UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (98.08% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China	14.84%
	Coal	0.48%
233,000	China Coal Energy Co.		$250,467	$326,499

	Commercial Banks — Non-US	4.08%
706,000	China CITIC Bank		351,032	491,919
1,762,000	China Construction Bank Corp.		1,230,303	1,420,959
1,223,000	Industrial & Commercial Bank of China, Ltd.		570,758	880,554

			2,152,093	2,793,432

	Electric — Generation	0.87%
1,552,000	Huadian Power International Corp., Ltd.+		350,261	594,763

	Life / Health Insurance	2.06%
319,000	China Life Insurance Co., Ltd.		898,475	1,413,881

	Oil Companies — Integrated	2.37%
6,714	China Petroleum and Chemical Corp. ADR		401,985	599,963
864,000	PetroChina Co., Ltd.		938,505	1,026,760

			1,340,490	1,626,723

	Real Estate — Operations & Development	0.70%
334,186	China Vanke Co., Ltd. Class B		88,426	478,638

	Retail Food Chains	0.35%
130,000	Lianhua Supermarket Holdings, Ltd.		155,138	239,198

	Schools	0.68%
6,329	New Oriental Education & Technology Group, Inc. ADR+		398,965	465,181

	Telecommunications Equipment	0.45%
70,990	ZTE Corp.		97,851	309,606

	Telecommunications Services	0.69%
308,000	China Communications Services Corp., Ltd.		123,086	195,927
538,000	China Telecom Corp., Ltd.		249,904	280,452

			372,990	476,379

	Web Portals & Internet Service Providers	2.11%
24,675	NetEase.com, Inc. ADR+		472,661	1,087,180

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China (concluded)
	Web Portals & Internet Service Providers (concluded)
5,815	Sohu.com, Inc.+		$267,942	$355,704

			740,603	1,442,884

	Total China		6,845,759	10,167,184

	Hong Kong	20.43%
	Apparel Manufacturers	1.29%
58,700	Esprit Holdings, Ltd.		329,448	424,152
178,000	Ports Design, Ltd.		320,374	458,893

			649,822	883,045

	Audio & Video Products	0.73%
1,330,000	Skyworth Digital Holdings, Ltd.		185,185	497,674

	Cellular Telecommunications	2.34%
152,600	China Mobile, Ltd.		491,381	1,602,782

	Commercial Banks — Non-US	0.89%
155,000	Industrial & Commercial Bank of China (Asia), Ltd.		303,119	293,198
33,000	Wing Hang Bank, Ltd.		235,993	316,585

			539,112	609,783

	Diversified Operations	5.31%
158,000	Beijing Enterprises Holdings, Ltd.		516,637	794,072
842,000	Guangdong Investment, Ltd.		331,932	471,517
154,381	Hutchison Whampoa, Ltd.		729,648	1,156,356
126,000	Shanghai Industrial Holdings, Ltd.		448,242	682,835
113,000	Wharf Holdings, Ltd.		258,850	531,461

			2,285,309	3,636,241

	Finance — Other Services	0.73%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	503,679

	Heavy Industry	0.19%
35,000	Cheung Kong Infrastructure Holdings, Ltd.		126,863	127,580

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (concluded)
	Oil Companies — Exploration & Production	1.83%
1,241,800	CNPC Hong Kong, Ltd.		$389,935	$1,257,815

	Paper & Related Products	0.75%
327,200	Lee & Man Paper Manufacturing, Ltd.		254,857	514,229

	Real Estate — Operations & Development	3.04%
74,700	Cheung Kong Holdings, Ltd.		523,253	964,829
346,500	Shimao Property Holdings, Ltd.		349,631	696,572
114,000	Sino Land Co., Ltd.		201,069	232,706
1,406,000	SRE Group, Ltd.+		101,165	190,489

			1,175,118	2,084,596

	Retail — Restaurants	0.65%
210,000	Cafe De Coral Holdings, Ltd.		159,601	443,300

	Semiconductor Equipment — Integrated Circuits	0.52%
52,800	ASM Pacific Technology, Ltd.		194,404	358,356

	Telecommunications Equipment	0.84%
81,000	VTech Holdings, Ltd.		353,547	577,448

	Transport — Marine	0.74%
702,500	Cosco International Holdings, Ltd.		239,261	331,759
355,000	Sinotrans Shipping, Ltd.		99,194	173,147

			338,455	504,906

	Transportation	0.58%
109,000	MTR Corp., Ltd.		237,509	395,210

	Total Hong Kong		7,601,752	13,996,644

	India	10.95%
	Applications Software	1.36%
21,619	Infosys Technologies, Ltd.		376,131	930,541

	Building — Heavy Construction	0.76%
52,908	IVRCL Infrastructures and Projects, Ltd.		231,047	369,363

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Building — Heavy Construction (concluded)
30,549	Jaiprakash Associates, Ltd.		$150,691	$153,446

			381,738	522,809

	Commercial Banks — Non-US	1.44%
29,149	Axis Bank, Ltd.		349,317	557,874
11,301	State Bank of India		46,450	427,529

			395,767	985,403

	Communications Software	0.20%
113,200	Tanla Solutions, Ltd.		124,558	135,391

	Distribution & Wholesale	0.25%
9,837	Adani Enterprises, Ltd.		159,746	170,245

	Diversified Financial Services	0.61%
38,000	Edelweiss Capital, Ltd.		407,615	342,872
15,225	Power Finance Corp.		36,214	73,902

			443,829	416,774

	Electric — Integrated	0.55%
15,054	Reliance Infrastructure, Ltd.		136,606	378,344

	Finance — Other Services	0.40%
5,140	Housing Development Finance Corp., Ltd.		251,398	271,305

	Food & Beverages	0.83%
229,659	Balrampur Chini Mills, Ltd.		297,099	568,759

	Independent Power Producer	0.78%
62,662	Lanco Infratech, Ltd.+		276,686	535,927

	Information Technology	0.15%
48,789	NIIT Technologies, Ltd.		67,503	101,495

	Oil Refining & Marketing	1.27%
21,354	Reliance Industries, Ltd.+		151,957	871,573

	Power Conversion & Supply Equipment	0.39%
5,737	Bharat Heavy Electricals, Ltd.		36,666	266,576

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Steel	0.33%
48,141	Welspun Gujarat Stahl Rohren, Ltd.		$171,207	$227,703

	Steel — Producers	0.39%
27,618	Tata Steel, Ltd.		106,062	266,504

	Tire & Rubber	0.56%
456,228	Apollo Tyres, Ltd.		309,265	382,965

	Transport — Marine	0.43%
242,304	Mercator Lines, Ltd.+		316,221	297,637

	Vehicle	0.25%
9,692	Mahindra & Mahindra, Ltd.		147,803	173,183

	Total India		4,150,242	7,503,134

	Indonesia	3.49%
	Coal	1.35%
675,500	PT Tambang Batubara Bukit Asam TBK		404,820	925,622

	Commercial Banks — Non-US	1.19%
1,110,500	PT Bank Rakyat Indonesia		455,040	816,791

	Telecommunications Services	0.95%
718,500	PT Telekomunikasi Indonesia TBK		584,756	647,917

	Total Indonesia		1,444,616	2,390,330

	Malaysia	3.23%
	Casino Hotels	0.64%
529,100	Genting Malaysia BHD		254,409	441,605

	Commercial Banks — Non-US	0.96%
213,400	Bumiputra — Commerce Holdings BHD		266,648	654,286

	Metal Processors & Fabrication	0.84%
2,310,100	KNM Group BHD		241,357	573,836

	Rubber & Vinyl	0.79%
275,600	Top Glove Corp. BHD		413,328	539,855

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Total Malaysia		$1,175,742	$2,209,582

	Singapore	9.72%
	Agriculture Operations	1.21%
200,000	Wilmar International, Ltd.		407,944	830,762

	Commercial Banks — Non-US	2.56%
109,650	DBS Group Holdings, Ltd.		615,346	1,055,402
57,000	United Overseas Bank, Ltd.		351,945	698,838

			967,291	1,754,240

	Computers — Integrated Systems	0.55%
800,000	CSE Global, Ltd.		504,203	374,467

	Diversified Operations	0.92%
108,000	Keppel Corp., Ltd.		390,587	628,355

	Real Estate — Operations & Development	1.12%
417,883	Keppel Land, Ltd.		376,443	770,825

	REITS — Diversified	0.94%
1,082,000	CapitaCommercial Trust		524,251	641,524

	Transportation — Marine	1.31%
840,000	Ezra Holdings, Ltd.+		220,796	897,056

	Water Treatment Systems	1.11%
416,000	Hyflux, Ltd.		739,284	761,583

	Total Singapore		4,130,799	6,658,812

	South Korea	18.57%
	Building & Construction — Miscellaneous	0.91%
8,763	GS Engineering & Construction Corp.		311,726	625,011

	Cellular Telecommunications	0.96%
4,374	SK Telecom Co., Ltd.		782,626	660,623

	Chemicals	1.07%
5,953	LG Chem, Ltd.		243,959	736,733

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Diversified Financial Services	2.56%
18,211	KB Financial Group, Inc.+		$374,108	$787,334
28,582	Shinhan Financial Group Co., Ltd.+		378,186	968,106

			752,294	1,755,440

	Electronic Components — Miscellaneous	0.45%
10,690	LG Display Co., Ltd.		196,750	308,550

	Electronic Components — Semiconductors	4.65%
5,402	Samsung Electronics Co., Ltd.		1,487,496	3,184,374

	Engineering — Internal Combustion	0.54%
15,589	Hyunjin Materials Co., Ltd.+		221,058	368,721

	Metal Processors & Fabrication	0.80%
7,640	Taewoong Co., Ltd.		554,915	546,159

	Non-Ferrous Metals	0.65%
3,922	Korea Zinc Co., Ltd.		151,738	448,657

	Property & Casualty Insurance	0.96%
44,000	LIG Insurance Co., Ltd.		606,712	655,594

	Retail — Discount	1.04%
1,648	Shinsegae Co., Ltd.		515,816	712,496

	Retail — Miscellaneous/Diversified	0.60%
7,709	CJ O Shopping Co., Ltd.		469,151	411,122

	Shipbuilding	0.88%
22,830	Samsung Heavy Industries Co., Ltd.		345,178	603,186

	Steel — Producers	2.02%
3,380	POSCO		379,457	1,381,501

	Web Portals & Internet Service Providers	0.48%
2,241	NHN Corp.+		181,188	325,695

	Total South Korea		7,200,064	12,723,862

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Sri Lanka	0.25%
	Diversified Operations	0.25%
146,100	John Keells Holdings PLC		$148,818	$172,687

	Total Sri Lanka		148,818	172,687

	Taiwan	13.33%
	Building Products — Cement & Aggregation	0.81%
526,000	Taiwan Cement Corp.		297,813	557,135

	Computers	1.72%
206,040	Acer, Inc.		424,564	434,588
171,736	Advantech Co., Ltd.		190,431	259,112
35,600	HTC Corp.		491,264	485,583

			1,106,259	1,179,283

	Diversified Financial Services	0.81%
541,000	Fubon Financial Holding Co., Ltd.+		321,527	554,885

	Electronic Components — Miscellaneous	2.59%
105,000	Asustek Computer, Inc.		149,320	166,423
527,000	Chi Mei Optoelectronics Corp.+		254,524	294,759
380,482	Hon Hai Precision Industry Co., Ltd.		602,676	1,310,486

			1,006,520	1,771,668

	Electronic Components — Semiconductors	0.92%
44,088	MediaTek, Inc.		465,233	633,610

	Food — Miscellaneous / Diversified	0.37%
241,000	Uni-President Enterprises Corp.		198,454	250,123

	Metal Processors & Fabrication	0.90%
115,304	Shin Zu Shing Co., Ltd.		437,819	618,553

	Power Conversion & Supply Equipment	0.78%
206,659	Delta Electronics, Inc.		441,896	535,419

	Semiconductor Equipment — Integrated Circuits	4.43%
66,000	Powertech Technology, Inc.		106,213	177,030
379,000	Siliconware Precision Industries Co.		370,691	509,446

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
COMMON STOCK (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Semiconductor Equipment — Integrated Circuits (concluded)
1,306,583	Taiwan Semiconductor Manufacturing Co., Ltd.		$1,967,319	$2,345,700

			2,444,223	3,032,176

	Total Taiwan		6,719,744	9,132,852

	Thailand	2.12%
	Cellular Telecommunications	0.79%
213,700	Advanced Info Service PCL		576,597	543,199

	Commercial Banks — Non-US	0.67%
201,005	Siam Commercial Bank PCL		68,503	456,292

	Oil Companies — Exploration & Production	0.66%
109,200	PTT Exploration & Production PCL		164,850	449,251

	Total Thailand		809,950	1,448,742

	United Kingdom	0.62%
	Diversified Financial Services	0.62%
8,390	HSBC Holdings PLC-ADR		318,887	425,373

	Total United Kingdom		318,887	425,373

	United States	0.53%
	Metals — Diversified	0.53%
5,990	Freeport-McMoran Copper & Gold, Inc.		148,531	361,197

	Total United States		148,531	361,197

	TOTAL COMMON STOCK		40,694,904	67,190,399

EXCHANGE TRADED FUNDS (1.84% of holdings)
	Hong Kong	1.58%
524,900	iShares Asia Trust — iShares FTSE/Xinhua A50 China Tracker		532,412	1,085,012

	Total Hong Kong		532,412	1,085,012

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2009
(Unaudited)
EXCHANGE TRADED FUNDS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan	0.26%
15,475	iShares MSCI Taiwan Index Fund		$137,902	$175,332

	Total Taiwan		137,902	175,332

	TOTAL EXCHANGE TRADED FUNDS		670,314	1,260,344

RIGHTS (0.03% of holdings)
	South Korea	0.03%
	Diversified Financial Services	0.03%
1,414	KB Financial Group Co., Ltd. (Expiration date: 08/27/09)		0	18,248

	Total South Korea		0	18,248

	TOTAL RIGHTS		0	18,248

PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	HOLDINGS	COST	VALUE

REPURCHASE AGREEMENTS (0.05% of holdings)
	United States	0.05%
32,228	State Street Bank, 0.01% dated 07/31/09, due 08/03/09, proceeds at maturity $32,228 (Collateralized by $35,000 U.S. Treasury Bill, 0.17%, due 10/01/09, Market Value $34,991)		32,228	32,228

	Total United States		32,228	32,228

	TOTAL REPURCHASE AGREEMENTS		32,228	32,228

	TOTAL INVESTMENTS	100.00%	$41,397,446	$68,501,219

Footnotes and Abbreviations

+	Non-Income producing security.

ADR	American Depository Receipts.

As of April 30, 2009, the aggregate cost for federal income tax purposes was $41,658,387. The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:
Excess of value over tax cost	$14,012,753
Excess of tax cost over value	(1,587,892)

$12,424,861

These temporary differences in book and tax cost were due to wash sale loss deferrals.

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective with the January 31, 2009 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 —other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of July 31, 2009, is as follows:

Investments in
Valuation Inputs	Securities*
Level 1 — Quoted Prices	$67,002,001
Level 2 — Other Significant Observable Inputs	1,499,218
Level 3 — Significant Unobservable Inputs	0

Total	$68,501,219

The Fund held no Level 3 securities on July 31, 2009.

*	See Schedule of Investments for identification of securities by security type and country and industry classification.
Adoption of Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities”
In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. As of July 31, 2009, management has evaluated the impact of SFAS 161 on financial reporting disclosures and has determined that no additional disclosure is required.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)
Date	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)
Date	September 2, 2009

By (Signature and Title)*	/s/ Joseph M. Malangoni Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)
Date	September 2, 2009

*	Print the name and title of each signing officer under his or her signature.